SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 4,819,445	$ 4,400,469		$ 3,968,493
Interest Rate		16.00%
Less debt discount and debt issuance cost	(1,354,031)	$ (377,111)		(476,727)
Promissory notes payable	3,465,414	4,023,358		3,491,766
Less current portion of Promissory notes payable	2,100,549	918,785		1,720,777
Long-term Promissory notes payable	1,364,865	3,104,573		1,770,989
Economic Injury Disaster Loan - Originated In May 2020 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 500,000	$ 500,000	[1],[2]	500,000	[1],[2]
Debt instrument term	30 years	30 years	[1],[2]
Interest Rate	3.75%	3.75%	[1],[2]
Promissory Note - Originated In September 2020 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		$ 20,182		50,456
Debt instrument term	36 months	36 months
Interest Rate	14.00%	14.00%
Periodic payment	$ 2,873.89	$ 2,873.89
Promissory Note - Originated In December 2020 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 3,303	$ 16,047		33,039
Debt instrument term	36 months	36 months
Interest Rate	8.00%	8.00%
Periodic payment	$ 1,854.41	$ 1,854.41
Promissory Note - Originated In January 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 4,683	$ 22,243		48,583
Debt instrument term	36 months	36 months
Interest Rate	18.00%	18.00%
Periodic payment	$ 2,675.89	$ 2,675.89
Promissory Note - Originated In February 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 1,305,373	$ 1,305,373	[3]	1,328,848	[3]
Debt instrument term	5 years	5 years	[3]
Interest Rate	4.00%	4.00%	[3]
Promissory Note - Originated In April 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 866,666	$ 866,666	[4]	832,000	[4]
Debt instrument term	1 year	1 year	[4]
Interest Rate	12.00%	12.00%	[4]
Promissory Note - Originated In July 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 352,500	$ 352,500	[4]	282,000	[4]
Debt instrument term	1 year	1 year	[4]
Interest Rate	12.00%	12.00%	[4]
Promissory Note - Originated In September 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 34,735	$ 43,667		55,576
Debt instrument term	60 months	60 months
Interest Rate	28.00%	28.00%
Periodic payment	$ 1,383.56	$ 1,383.56
Promissory Note Originated In April 2022 One [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 60,418	$ 73,204
Debt instrument term	36 months	168 days
Interest Rate	16.00%	25.00%
Periodic payment	$ 1,695.41	$ 7,250
Promissory Note Originated In April 2022 Two [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 61,392	239,858
Debt instrument term	168 days
Interest Rate	25.00%
Periodic payment	$ 7,250
Promissory Note Originated In June 2022 One [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		149,011
Debt instrument term	210 days
Interest Rate	49.00%
Periodic payment	$ 20,995
Promissory Note Originated In July 2022 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 45,575	$ 54,557
Debt instrument term	60 months	60 months
Interest Rate	18.00%	18.00%
Periodic payment	$ 1,485.38	$ 1,485.38
Promissory Note Originated In July 2022 Two [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 70,393	94,878
Debt instrument term	36 months
Interest Rate	10.00%
Periodic payment	$ 3,546.87
Promissory Note Originated In August 2022 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 21,753	$ 26,538
Debt instrument term	60 months	60 months
Interest Rate	8.00%	8.00%
Periodic payment	$ 589.92	$ 589.92
Promissory Note Originated In October 2022 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 1,111,032	$ 635,745
Debt instrument term	30 days	30 days
Interest Rate	66.00%	66.00%
Periodic payment	$ 1,749.00	$ 1,749.00
Promissory Note Originated In January 2023 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 4,660
Debt instrument term	36 months
Interest Rate	25.00%
Periodic payment	$ 237.03
Promissory Note Originated In March 2023 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 50,543
Debt instrument term	60 months
Interest Rate	18.00%
Periodic payment	$ 1,521.73
Promissory Note Originated In March 2023 Two [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 12,189
Debt instrument term	36 months
Interest Rate	17.00%
Periodic payment	$ 559.25
Promissory Note Originated In April 2023 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 21,115
Debt instrument term	12 months
Interest Rate	12.00%
Periodic payment	$ 3,999.00
Promissory Note Originated In April 2023 Two [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 25,709
Debt instrument term	12 months
Interest Rate	6.00%
Periodic payment	$ 3,918.03
Promissory Note Originated In May 2023 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 250,000
Debt instrument term	3 months
Interest Rate	29.00%
Promissory Note Originated In August 2023 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	$ 17,406
Debt instrument term	36 months
Interest Rate	14.00%
Promissory Note - Originated In December 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross				406,300
Debt instrument term		196 days
Interest Rate		49.00%
Periodic payment		$ 20,050
Promissory Note - Originated In December 2021 One [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross				241,716
Debt instrument term		196 days
Interest Rate		4.94%
Periodic payment		$ 10,071.45
Promissory Note - Originated In December 2021 Two [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross				189,975
Debt instrument term		80 days
Interest Rate		7.00%
Periodic payment		$ 2,793.75
Promissory Note Originated In April 2022 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross
Debt instrument term		36 months
Interest Rate		16.00%
Periodic payment		$ 1,695.41
Promissory Note Originated In June 2022 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		$ 149,011
Debt instrument term		210 days
Interest Rate		49.00%
Periodic payment		$ 20,995
Promissory Note Originated In July 2022 One [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		$ 94,878
Debt instrument term		36 months
Interest Rate		10.00%
Periodic payment		$ 3,546.87

[1]	On February 12, 2021, we issued notes payable of $1,404,000 to settle license fee payable of $1,094,691. As a result, we recorded loss on settlement of debt of $186,156 in fiscal year 2021.
[2]	We received an advance under the Economic Injury Disaster Loan (EIDL) program.
[3]	We received a second advance under the EIDL program in fiscal year 2021.
[4]	Note payable with outstanding balance of $866,666 matured on April 22, 2022. Note payable with outstanding balance of $352,500 matured on July 27, 2022. The default annual interest rate of 16% becomes the effective interest rate on the past due principal and interest. A penalty of 125% of the outstanding principal and accrued interest was triggered and as a result $173,333 and $70,500, respectively, additional principal was added to the outstanding balance. We are in communication with the lender.